Federated Hermes MDT Mid Cap Growth Fund
Portfolio of Investments
July 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—97.0%
		Communication Services—4.9%
494,073	[1]	Altice USA, Inc.	$ 1,674,907
2,090		Cable One, Inc.	1,513,035
56,757	[1]	Match Group, Inc.	2,639,768
84,350	[1]	Spotify Technology SA	12,602,734
175,659	[1]	Trade Desk, Inc./The	16,030,640
63,338	[1]	TripAdvisor, Inc.	1,181,254
		TOTAL	35,642,338
		Consumer Discretionary—13.7%
2,391	[1]	AutoZone, Inc.	5,933,793
35,957	[1]	Bright Horizons Family Solutions, Inc.	3,488,908
4,723	[1]	Chipotle Mexican Grill, Inc.	9,267,848
113,247	[1]	DoorDash, Inc.	10,281,695
160,641	[1]	DraftKings, Inc.	5,105,171
41,215		eBay, Inc.	1,834,480
170,083	[1]	Expedia Group, Inc.	20,840,270
28,526		Genuine Parts Co.	4,442,069
25,819		Hilton Worldwide Holdings, Inc.	4,014,596
11,759	[1]	Lululemon Athletica, Inc.	4,451,134
143,054	[2]	Nordstrom, Inc.	3,305,978
7,768	[1]	O’Reilly Automotive, Inc.	7,191,537
37,263	[1]	Royal Caribbean Cruises, Ltd.	4,065,766
5,950		Texas Roadhouse, Inc.	663,722
15,384		Tractor Supply Co.	3,445,862
10,685	[1]	Ulta Beauty, Inc.	4,752,688
14,638		Wingstop, Inc.	2,467,674
13,875	[1]	YETI Holdings, Inc.	591,075
24,464		Yum! Brands, Inc.	3,367,959
		TOTAL	99,512,225
		Consumer Staples—3.8%
135,799		Albertsons Cos., Inc.	2,950,912
22,210	[1]	Celsius Holdings, Inc.	3,213,787
35,518		Hershey Foods Corp.	8,215,669
130,065		Lamb Weston Holdings, Inc.	13,478,636
		TOTAL	27,859,004
		Energy—2.4%
41,362		Cheniere Energy, Inc.	6,694,853
39,645		Devon Energy Corp.	2,140,830
75,491		Halliburton Co.	2,950,188
31,061		ONEOK, Inc.	2,082,330
81,392		Ovintiv, Inc.	3,751,357
		TOTAL	17,619,558
		Financials—9.7%
43,925		Ameriprise Financial, Inc.	15,305,666
116,386		Apollo Global Management, Inc.	9,509,900
58,130	[1]	Arch Capital Group Ltd.	4,516,120
25,166	[1]	Block, Inc.	2,026,618
20,353		Gallagher (Arthur J.) & Co.	4,371,824

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
6,720		Kinsale Capital Group, Inc.	$ 2,504,074
18,210		Marketaxess Holdings, Inc.	4,902,496
18,536		MSCI, Inc., Class A	10,159,211
636,953	[1]	StoneCo Ltd.	9,229,449
105,402	[1]	Toast, Inc.	2,326,222
31,109		Tradeweb Markets, Inc.	2,544,405
133,736		Western Union Co.	1,628,904
65,371	[1]	XP, Inc.	1,765,671
		TOTAL	70,790,560
		Health Care—19.3%
686,375	[1]	Adaptive Biotechnologies Corp.	5,793,005
94,910		Agilent Technologies, Inc.	11,557,191
51,897		AmerisourceBergen Corp.	9,699,549
11,117	[1]	Avantor, Inc.	228,677
76,165		Bruker Corp.	5,234,059
89,003		Cardinal Health, Inc.	8,141,104
117,304	[1]	Dexcom, Inc.	14,611,386
22,223	[1]	Exact Sciences Corp.	2,167,631
45,918	[1]	Exelixis, Inc.	905,044
17,605	[1]	IDEXX Laboratories, Inc.	9,766,022
252,176	[1]	Incyte Genomics, Inc.	16,068,655
11,010	[1]	Insulet Corp.	3,047,018
21,590	[1]	IQVIA Holdings, Inc.	4,830,978
47,627	[1]	Jazz Pharmaceuticals PLC	6,211,513
114,916	[1]	Maravai LifeSciences Holdings, Inc.	1,299,700
5,171		McKesson Corp.	2,080,810
7,840	[1]	Medpace Holdings, Inc.	1,984,853
3,558	[1]	Mettler-Toledo International, Inc.	4,474,078
28,632	[1]	Molina Healthcare, Inc.	8,718,158
57,600	[1]	Neurocrine Biosciences, Inc.	5,868,864
9,014	[1]	Penumbra, Inc.	2,734,487
13,041		ResMed, Inc.	2,899,666
364,540	[1]	Teladoc Health, Inc.	10,852,356
2,612		West Pharmaceutical Services, Inc.	961,321
		TOTAL	140,136,125
		Industrials—19.7%
10,812		AGCO Corp.	1,439,077
229,175		Allison Transmission Holdings, Inc.	13,450,281
90,455		Booz Allen Hamilton Holding Corp.	10,952,292
95,012	[1]	Ceridian HCM Holding, Inc.	6,727,800
17,542		Cintas Corp.	8,806,786
46,796		Delta Air Lines, Inc.	2,164,783
100,571		Paychex, Inc.	12,618,643
10,092	[1]	Paycom Software, Inc.	3,721,526
35,573	[2]	Rockwell Automation, Inc.	11,962,844
67,066		Trane Technologies PLC	13,375,643
106,602	[1]	Trex Co., Inc.	7,370,462
7,037	[1]	United Rentals, Inc.	3,269,953
58,879		Verisk Analytics, Inc.	13,479,758
36,923		Vertiv Holdings Co.	960,367
11,382		W.W. Grainger, Inc.	8,405,493
6,350	[1]	WESCO International, Inc.	1,114,870

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
102,025	[1]	Willscot Corp.	$ 4,892,099
83,809	[1]	XPO, Inc.	5,802,935
112,704		Xylem, Inc.	12,707,376
		TOTAL	143,222,988
		Information Technology—22.4%
8,971	[1]	Ansys, Inc.	3,068,979
154,155	[1]	AppLovin Corp.	4,840,467
6,779	[1]	Arista Networks, Inc.	1,051,355
12,669		Bentley Systems, Inc.	682,606
25,500	[1]	Cadence Design Systems, Inc.	5,967,255
85,327	[1]	Confluent, Inc.	2,947,195
10,698	[1]	Crowdstrike Holdings, Inc.	1,729,439
23,546	[1]	Datadog, Inc.	2,748,289
58,259		Dell Technologies, Inc.	3,083,066
38,609	[1]	DocuSign, Inc.	2,077,936
50,670	[1]	Dynatrace Holdings LLC	2,771,142
231,201	[1]	Fortinet, Inc.	17,968,942
14,947	[1]	Gartner, Inc., Class A	5,285,110
29,747	[1]	HubSpot, Inc.	17,269,621
90,880	[1]	Informatica, Inc.	1,730,355
87,425		Jabil, Inc.	9,675,325
52,511		Microchip Technology, Inc.	4,932,883
22,681	[1]	MongoDB, Inc.	9,603,135
31,614	[1]	NCR Corp.	849,784
85,494	[1]	New Relic, Inc.	7,179,786
132,595	[1]	Nutanix, Inc.	4,004,369
193,406		Pegasystems, Inc.	10,202,166
137,663	[1]	Procore Technologies, Inc.	10,441,739
197,127	[1]	Pure Storage, Inc.	7,291,728
88,000	[1]	RingCentral, Inc.	3,639,680
34,168	[1]	Splunk, Inc.	3,701,419
4,520	[1]	Synopsys, Inc.	2,042,136
44,868	[1]	Teradata Corp.	2,550,746
140,842		Vontier Corp.	4,356,243
132,922	[1]	Zoom Video Communications, Inc.	9,749,829
		TOTAL	163,442,725
		Materials—0.5%
32,780		Chemours Co./The	1,212,204
17,088		Mosaic Co./The	696,507
18,063		Steel Dynamics, Inc.	1,925,155
		TOTAL	3,833,866
		Real Estate—0.6%
11,234		SBA Communications Corp.	2,459,684
38,513	[1]	Zillow Group, Inc.	2,049,662
		TOTAL	4,509,346
		TOTAL COMMON STOCKS (IDENTIFIED COST $610,906,274)	706,568,735
		INVESTMENT COMPANIES—4.0%
10,995,060		Federated Hermes Government Obligations Fund, Premier Shares, 5.16%[3]	10,995,060

Shares		Value
	INVESTMENT COMPANIES—continued
18,203,563	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[3]	$ 18,201,743
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $29,193,882)	29,196,803
	TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $640,100,156)	735,765,538
	OTHER ASSETS AND LIABILITIES - NET—(1.0)%[4]	(7,221,028)
	TOTAL NET ASSETS—100%	$728,544,510
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2022	$7,385,401	$8,548,662	$15,934,063
Purchases at Cost	$66,349,040	$160,358,238	$226,707,278
Proceeds from Sales	$(62,739,381)	$(150,710,287)	$(213,449,668)
Change in Unrealized Appreciation/Depreciation	$—	$(3,279)	$(3,279)
Net Realized Gain/(Loss)	$—	$8,409	$8,409
Value as of 7/31/2023	$10,995,060	$18,201,743	$29,196,803
Shares Held as of 7/31/2023	10,995,060	18,203,563	29,198,623
Dividend Income	$142,943	$251,380	$394,323

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$10,857,163	$10,995,061

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.